Other Comprehensive (Loss) Income (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Feb. 01, 2014	Jan. 28, 2012	Nov. 01, 2014	Aug. 02, 2014	Nov. 02, 2013	Aug. 03, 2013
Comprehensive income
Balance at the beginning of the period	$ 6	$ 7	$ (2)	$ 1	$ 4	$ 4
Foreign currency translation and other	(11)	(1)
Balance at the end of the period		6	(2)	1	4	4
Foreign Currency Translation & Other
Comprehensive income
Foreign currency translation and other	$ (6)	$ (1)